RELATED PARTY TRANSACTIONS AND BALANCES (Schedule of Loan Balances with Related Parties) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Balance	$ 4,060,187	$ 2,616,584	$ 1,340,650
Related Party Loan 1 [Member]
Disclosure of transactions between related parties [line items]
Balance	$ 4,047,119	2,283,937
Currency	USD
Terms	Unsecured, due on demand
Related Party Loan 1 [Member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Interest rate	12.00%
Related Party Loan 1 [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Interest rate	24.00%
Related Party Loan 2 [Member]
Disclosure of transactions between related parties [line items]
Balance	$ 0	$ 207,803	0
Currency	Colombian Pesos	Colombian Pesos
Interest rate	0.00%	0.00%
Terms	Unsecured, due on demand	Unsecured, due on demand
Related Party Loan 3 [Member]
Disclosure of transactions between related parties [line items]
Balance	$ 13,068	$ 124,844	0
Currency	Argentina Pesos	Argentina Pesos
Interest rate	18.00%	0.00%
Terms	Unsecured, due on demand	Unsecured, due on demand
Related Party Loan 4 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 2,133,868	1,191,775
Currency		USD
Terms		Unsecured, due on demand
Related Party Loan 4 [Member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Interest rate		0.00%
Related Party Loan 4 [Member] | Top of range [member]
Disclosure of transactions between related parties [line items]
Interest rate		24.00%
Related Party Loan 5 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 150,069	0
Currency		USD
Interest rate		24.00%
Terms		Unsecured, due January or February 2019
Related Party Loan 6 [Member]
Disclosure of transactions between related parties [line items]
Balance		$ 0	$ 148,875
Currency		—
Interest rate		0.00%
Terms		Accrued interest and other